Convertible Notes - Additional Information (Detail)			12 Months Ended
	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Notes due date	2018	2018
Beneficial conversion feature	¥ 52,679,692	$ 8,112,556
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Debt Instrument, Principal Amount	¥ 260,068,680					$ 40,050,000
Senior secured convertible bonds rate	12.00%					12.00%
Notes extension	2 years	2 years
Total net book value as secured notes | ¥	¥ 24.3
Convertible shares of Group's ADS | shares			11,695,513	11,695,513
Beneficial conversion feature	52,679,692	$ 8,112,556
Accretion period of debt discount			3 years	3 years
Carrying amount of convertible notes	¥ 129,323,688		¥ 131,900,000		$ 20,300,000	$ 19,915,561
Interest payable			3,300,000		$ 500,000
Interest expense recognized related to convertible note			¥ 5,900,000	$ 900,000